Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Sep. 30, 2025	Sep. 30, 2025
Other Operating Gains (Losses), Net [Abstract]
Proceeds amount	$ 1.3
Purchase price	0.3
Working capital	$ 1.0
Gain on disposal of subsidiaries		$ 0.2	$ 0.2